Rule 497(e)
File Nos.:          002-85378
                           811-3462

SUPPLEMENT DATED SEPTEMBER 4, 2008
TO PROSPECTUS DATED AUGUST 25, 2008

Effective September 2, The Flex-funds® family of mutual funds has reduced the management fee for The Muirfield®, The Dynamic Growth, The Aggressive Growth, The Defensive Balanced and The Strategic Growth Funds. Accordingly, The Flex-funds® Prospectus dated August 25, 2008 (the "Prospectus") is revised as follows:

I.
The table of Annual Fund Operating Expenses for The Muirfield Fund® on page 3 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)

Management Fees[1]	0.99%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses[1]	0.49%
Total Annual Fund Operating Expenses	1.88%
Acquired
Fund Fees and Expenses[2]	0.93%
Net Annual Fund and Underlying
Funds’ Operating Expenses[3]	2.81%

1 "Management Fees" and "Other Expenses" are based upon expenses actually incurred by the Fund for the year ended December 31, 2007.

2 "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment company.

3 Effective September 2, 2008, the Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund’s total annual operating expenses to 1.35%. The Adviser may terminate this agreement at any time. Prior to September 2, 2008, the Adviser did not waive its fees and/or absorb expenses.

II.
The table of Annual Fund Operating Expenses for The Dynamic Growth Fund on page 16 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)

Management Fees[1]	0.75%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses[1]	0.66%
Total Annual Fund Operating Expenses	1.86%
Acquired
Fund Fees and Expenses[2]	0.95%
Net Annual Fund and Underlying
Funds’ Operating Expenses[3]	2.81%

1 "Management Fees" and “Other Expenses” are based upon expenses actually incurred by the Fund for the year ended December 31, 2007.

2 "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment company.

3 Effective September 2, 2008, the Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund’s total annual operating expenses to 1.32%. The Adviser may terminate this agreement at any time. Prior to September 2, 2008, the Adviser did not waive its fees and/or absorb expenses.

III.
The table of Annual Fund Operating Expenses for The Aggressive Growth Fund on page 20 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses[1]	0.56%
Total Annual Fund Operating Expenses	1.76%
Acquired
Fund Fees and Expenses[2]	0.95%
Net Annual Fund and Underlying
Funds’ Operating Expenses[3]	2.71%

1 “Other Expenses” are based upon estimated amounts for the current fiscal year.

2 "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment company.

3 Effective September 2, 2008, the Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund’s total annual operating expenses to 1.39%. The Adviser may terminate this agreement at any time. Prior to September 2, 2008, the Adviser did not waive its fees and/or absorb expenses.

IV.
The table of Annual Fund Operating Expenses for The Defensive Balanced Fund on page 24 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses[1]	0.60%
Total Annual Fund Operating Expenses	1.80%
Acquired Fund Fees and Expenses[2]	0.65%
Net Annual Fund and Underlying
Funds’ Operating Expenses[3]	2.45%

1 "Other Expenses" are based upon estimated amounts for the current fiscal year.

2 "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment company.

3 Effective September 2, 2008, the Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund’s total annual operating expenses to 1.39%. The Adviser may terminate this agreement at any time. Prior to September 2, 2008, the Adviser did not waive its fees and/or absorb expenses.

V.
The table of Annual Fund Operating Expenses for The Strategic Growth Fund on page 28 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses[1]	0.72%
Total Annual Fund Operating Expenses	1.92%
Acquired
Fund Fees and Expenses[2]	1.11%
Net Annual Fund and Underlying
Funds’ Operating Expenses[3]	3.03%

1 "Other Expenses" are based upon estimated amounts for the current fiscal year.

2 "Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment company.

3 Effective September 2, 2008, the Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund’s total annual operating expenses to 1.39%. The Adviser may terminate this agreement at any time. Prior to September 2, 2008, the Adviser did not waive its fees and/or absorb expenses.

Rule 497(e)
File Nos.:          002-85378
                           811-3462

SUPPLEMENT DATED SEPTEMBER 4, 2008
TO PROSPECTUS DATED AUGUST 25, 2008

Effective September 4, 2008, each of The Flex-funds® may invest all or a portion of its available cash balance in Institutional Class shares of The Flex-funds® Money Market Fund. Funds investing in The Flex-funds® Money Market Fund - Institutional Class will not be assessed a sales charge and Meeder Asset Management, Inc. will waive a portion of the investment advisory fee charged to the investing fund in an amount necessary to offset any distribution fee assessed by The Flex-funds® Money Market Fund - Institutional Class. Accordingly, The Flex-funds® Prospectus dated August 25, 2008 is revised as follows:

The first paragraph under the heading “More Information About the Funds - The Muirfield Fund® - How does the Fund pursue its investment goal?” on page 38 is deleted in its entirety and replaced by the following paragraph:

“The Fund will seek to achieve its investment goal through asset allocation and mutual fund selection. The underlying mutual funds will consist of diversified mutual funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term growth or appreciation, with current income typically of secondary importance. The Funds may hold available cash balances in The Flex-funds® Money Market Fund - Institutional Class pending investment consistent with the Funds' investment goals or in anticipation of distribution to investors.”

The first paragraph under the heading “More Information About the Funds - The Dynamic Growth Fund, The Aggressive Fund and The Strategic Growth Fund - How do the Funds pursue their investment goals?” on page 41 is deleted in its entirety and replaced by the following paragraph:

“The underlying funds in which the Funds invest will consist of mutual funds and closed end funds that invest primarily in common stock or securities convertible into or exchangeable for common stock and that seek capital growth or appreciation, without regard to current income. The Funds may hold available cash balances in The Flex-funds® Money Market Fund - Institutional Class pending investment consistent with the Funds' investment goals or in anticipation of distribution to investors.

The first paragraph under the heading “More Information About the Funds - The Defensive Balanced Fund - How does the Fund pursue its investment goals?” on page 42 is deleted in its entirety and replaced by the following paragraph:

“The Fund will seek to achieve its investment goal through asset allocation and mutual fund and security selection. At least 30% and up to 70% of the Fund will be invested in diversified underlying mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock and that seek long-term growth or appreciation. Current income typically is of secondary importance. The remainder of the Fund (at least 30% and up to 70%) will be invested in investment grade bonds, money market instruments, and/or underlying ETFs that invest in fixed income securities as a defensive tactic. The Fund may hold available cash balances in The Flex-funds® Money Market Fund - Institutional Class pending investment consistent with the Fund's investment goal or in anticipation of distribution to investors.”